SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20548


               RULE 23C-2 NOTICE OF INTENTION TO REDEEM SECURITIES


                                       of


            BlackRock New York Insured Municipal 2008 Term Trust Inc.
                              100 Bellevue Parkway
                              Wilmington, DE 19809
                                 (888) 825-2257


                                    under the


                         Investment Company Act of 1940


                    Investment Company Act File No. 811-07094



1. Title of the class of securities of BlackRock New York Insured Municipal 2008 Term Trust Inc. (the "Company") to be redeemed:

         Auction Rate Municipal Preferred Stock, Series F28, par value $.01 per share (CUSIP 09247L206) (the "Shares")

2.   The date on which the securities are to be called or redeemed:

         July 10, 2006

3. The applicable provisions of the governing instrument pursuant to which the securities are to be called or redeemed:

         The Shares are to be redeemed pursuant to Section 4 of the Company's Articles of Amendment.

4. The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:

         The Trust intends to redeem all of the outstanding (1,710) Shares, representing an aggregate principal amount of $42,750,000.

                                    SIGNATURE

         Pursuant to the requirement of Rule 23c-2 of the Investment Company Act of 1940, the Trust has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned, on this 6th day of June, 2006.


                                       THE BLACKROCK NEW YORK INSURED MUNICIPAL
                                       2008 TERM TRUST INC.


                                       By: /s/ Robert S. Kapito
                                           ------------------------------------
                                           Name:  Robert S. Kapito
                                           Title: President